Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000026082 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.80%
C000026082 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026082 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026082 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026082 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026082 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026082 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000026082 [Member] | Variable Rate Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000026082 [Member] | Other Repurchase Agreements and Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026082 [Member] | Asset Backed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158659 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000158659 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158659 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158659 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158659 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000158659 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000158659 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000158659 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000158661 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000158661 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158661 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158661 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158661 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000158661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000158661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000158661 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000158662 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000158662 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158662 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158662 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158662 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000158662 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000158662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000158662 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026050 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000026050 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026050 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026050 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026050 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026050 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000026050 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000026050 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000158663 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000158663 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000158663 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000158663 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158663 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000158663 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000158663 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000026063 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000026063 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000026063 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000026063 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026063 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026063 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000026063 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000026064 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000026064 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000026064 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000026064 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026064 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026064 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000026064 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%